Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,375,633	$ 797,093
Accounts receivable, net of allowance for doubtful accounts of $146,317 and $141,830 at September 30, 2011 and December 31, 2010, respectively	7,899,824	3,096,232
Advance payments	10,548,219	4,522,647
Due from unrelated parties	532,532	578,396
Due from shareholders	287,863	413,703
Other current assets	761,879	126,218
Total current assets	22,405,950	9,534,289
Property and equipment, net	3,135,598	3,165,124
Total assets	25,541,548	12,699,413
Current liabilities:
Accounts payable and accrued expenses	4,625,212	2,063,089
Short-term bank loan	313,000	303,400
Advances from customers	3,227,595	768,773
Current maturities of capital lease obligations	21,308	20,654
Income taxes payable	4,151,094	2,448,444
Other taxes payable	745,227	722,518
Warrants liability	411,026	0
Other current liabilities	84,587	119,874
Total current liabilities	13,579,049	6,446,752
Long-term capital lease obligations	53,243	67,101
Total liabilities	13,632,292	6,513,853
Stockholders' equity
Preferred stock, $0.001 par value, 1,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 99,000,000 shares authorized, 43,485,700 and 36,351,500 shares issued and outstanding at September 30, 2011 and	43,486	36,352
Additional paid-in capital	1,111,041	458,638
Statutory reserve	257,630	257,630
Retained earnings	10,061,796	5,270,514
Accumulated other comprehensive income	435,303	162,426
Total stockholders' equity	11,909,256	6,185,560
Total liabilities and stockholders' equity	$ 25,541,548	$ 12,699,413